Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Former Parent Company Investment [Member]	Total
Balance (in shares) at Dec. 31, 2017
Balance at Dec. 31, 2017			$ (9,656,772)	$ 42,518,895	$ 32,862,123
Net increase in former Parent Company investment				9,984,409	9,984,409
Capitalization at spin-off, including issuance of common stock (in shares)	2,254,830
Capitalization at spin-off, including issuance of common stock	$ 22,548	52,480,756		(52,503,304)
Net income / (loss)			1,119,735		1,119,735
Dividends to Series B preferred shares			(565,229)		(565,229)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	25,090
Issuance of restricted shares for stock incentive award and share-based compensation	$ 251	137,266			137,517
Balance (in shares) at Dec. 31, 2018	2,279,920
Balance at Dec. 31, 2018	$ 22,799	52,618,022	(9,102,266)		43,538,555
Net income / (loss)			16,497		16,497
Dividends to Series B preferred shares			(1,748,981)		(1,748,981)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	24,710
Issuance of restricted shares for stock incentive award and share-based compensation	$ 247	184,552			184,799
Preferred deemed dividend			(185,665)		(185,665)
Balance (in shares) at Dec. 31, 2019	2,304,630
Balance at Dec. 31, 2019	$ 23,046	52,802,574	(11,020,415)		41,805,205
Net income / (loss)			(5,877,861)		(5,877,861)
Dividends to Series B preferred shares			(1,573,874)		(1,573,874)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	44,900
Issuance of restricted shares for stock incentive award and share-based compensation	$ 449	245,473			245,922
Shares forfeited (in shares)	(1,314)
Shares forfeited	$ (13)	13
Balance (in shares) at Dec. 31, 2020	2,348,216
Balance at Dec. 31, 2020	$ 23,482	$ 53,048,060	$ (18,472,150)		$ 34,599,392